Fair value measurement - Disclosure of reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	€ 207,607
Assets, ending	195,153	€ 207,607
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	0	117
Change in scope of consolidation		0
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	3	(117)
Purchases/Sales	0	0
Transfers (to)/from other levels	0
Assets, ending	3	0
Level 3 | Financial securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	922	1,165
Change in scope of consolidation		(7)
Gains/(Losses) recognized in Consolidated Income Statement	(97)	(34)
Gains/(Losses) recognized in Other comprehensive income	(31)	(26)
Issues/Settlements	0	0
Purchases/Sales	(145)	(176)
Transfers (to)/from other levels	9
Assets, ending	640	922
Level 3 | Derivative financial liabilities | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets (liabilities), beginning	(1)	(40)
Change in scope of consolidation		0
Gains/(Losses) recognized in Consolidated Income Statement	0	0
Gains/(Losses) recognized in Other comprehensive income	10	39
Issues/Settlements	0	0
Purchases/Sales	0	0
Transfers (to)/from other levels	1
Assets (liabilities), ending	10	(1)
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	66	76
Change in scope of consolidation		0
Gains/(Losses) recognized in Consolidated Income Statement	0	(10)
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	(66)	0
Purchases/Sales	0	0
Transfers (to)/from other levels	0
Assets, ending	€ 0	€ 66